Dividends	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Dividends
13.  Dividends

The dividends paid and proposed in respect of each class of share capital are as follows:

	2020 $m	2019 $m	2018 $m
Dividends to shareholders
Preference
5% Cumulative Preference Shares $3,592 (2019: $3,543; 2018: $3,802)	-	-	-
7% ‘A’ Cumulative Preference Shares $87,464 (2019: $86,149; 2018: $92,116)	-	-	-
Equity
Final - paid 70.00c per Ordinary Share (2019: 59.20c; 2018: 60.00c) (i)	537	477	489
Interim - paid 22.00c per Ordinary Share (2019: 22.00c; 2018: 22.80c) (i)	173	175	191
Total	710	652	680

Reconciliation to Consolidated Statement of Cash Flows
Dividends to shareholders	710	652	680
Translation adjustment (ii)	(3)	-	-
Less: issue of scrip shares in lieu of cash dividends (note 31)	-	-	(61)
Dividends paid to equity holders of the Company	707	652	619
Dividends paid by subsidiaries to non-controlling interests	15	11	14
Total dividends paid	722	663	633

Dividends proposed (memorandum disclosure)
Equity
Final 2020 - proposed 93.00 c per Ordinary Share (2019: 70.00c; 2018: 59.20c) (i)	730	550	481

(i)	Interim and final dividends per share declared previously in euro have been translated to US Dollar using the dividend record date exchange rate.

(ii)	Translation adjustment arising from US Dollar declared dividends paid in non-US Dollar currencies.